Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Income (Loss) Before Income Taxes Consisted	Income (loss) before income taxes consisted of the following for the periods indicated:
	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Domestic (Israel)	(44,158)	(99,979)	(56,609)
Foreign	(16,957)	(16,942)	(5,237)
Loss before income taxes	(61,115)	(116,921)	(61,846)
Income tax expense (benefit) consisted of the following for the periods indicated:
	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Domestic (Israel)	-	(3,357)	(57)
Foreign	(339)	(321)	9

Income tax benefit	(339)	(3,678)	(48)

Schedule of Taxes on Income	Taxes on income for the years ended December 31, 2023, 2022 and 2021 were comprised of the following:
	December 31
	2023	2022	2021
	U.S. dollars in thousands
Current tax expenses:
Domestic	-	-	-
Foreign	38	55	68

Total	38	55	68

Deferred:
Domestic	-	(3,357)	(57)
Foreign	(377)	(376)	(59)

Total	(377)	(3,733)	(116)

Income tax benefit	(339)	(3,678)	(48)

Schedule of Theoretical Income Tax Expense to Actual Income Tax Expense	A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:
	December 31
	2023	2022	2021
	U.S. dollars in thousands
Loss before taxes on income	(61,115)	(116,921)	(61,846)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(14,056)	(26,892)	(14,225)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	333	(261)	(110)
Operating losses and other temporary differences for which valuation allowance was provided	10,434	11,467	6,571
Permanent differences:
Stock based compensation	1,550	4,361	4,343
Goodwill impairment	1,566	11,702	-
Change in earnout liability	(942)	(4,686)	-
Other nondeductible items	776	631	3,373
Actual tax benefit	(339)	(3,678)	(48)

Schedule of Deferred Tax Assets and Liabilities	The components of the Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 were as follows:
	December 31
	2023	2022
	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	43,699	38,967
Research and development	3,771	4,027
Employee and payroll accrued expenses	376	740
Operating lease liabilities	1,147	-
Other	1,507	532
Total deferred tax assets	50,500	44,266
Less right of use assets	(1,069)	-
Less intangible assets	(19,185)	(19,562)
Deferred tax assets, net	30,246	24,704
Less valuation allowance for deferred tax assets	(30,246)	(24,704)
Deferred tax assets	-	-

Schedule of Valuation Allowance	As of December 31, 2023, and 2022, the Company has recorded a full valuation allowance of $30,246 and $24,704 thousand with regard to its deferred taxes (which is mainly tax loss carryforwards and temporary differences due to research and development expenses generated in Israel), respectively.
U.S. dollars in thousands
Valuation allowance, December 31, 2022	$24,704
Increase	5,542
Valuation allowance, December 31, 2023	$30,246